Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on Non-recurring Basis (Details) - Fair Value, Nonrecurring - CNY (¥) ¥ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Property and Equipment, Net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	¥ 764
Operating Lease Right-of-Use Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	800
Intangible Assets, Net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	30,804
Goodwill
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value As of Impairment Date	17,022
Total Impairment Loss	¥ 114,612	¥ 557